Long term debt	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Long term debt
Long term debt
a) Long term debt amounts are as follows:
Current:

	December 31, 2016	December 31, 2015
Credit Facility (note 13(b))	$8,246	$5,962
Less: deferred financing costs	(77)	(60)
	$8,169	$5,902
Long term:

	December 31, 2016	December 31, 2015
Credit Facility (note 13(b))	$31,326	$22,610
Series 1 Debentures (note 13(c))	—	19,927
Less: deferred financing costs	(60)	(457)
	$31,266	$42,080

During the year ended December 31, 2016, financing fees of $30 were incurred in connection with the modification of the Term Loan of the Credit Facility (2015 – $206) (note 13(b)). These fees have been recorded as deferred financing costs and are being amortized using the effective interest method over the term of the Credit Facility. Upon entering into the Sixth Amended and Restated Credit Agreement (note 13(b)), deferred financing costs related to the Fifth Amended and Restated Credit Agreement of $360 were expensed in the prior year and included in amortization of deferred financing costs (note 20).
Amortization of deferred financing costs related to the Term Loan and Series 1 Debentures included in interest expense for the year ended December 31, 2016 was $410 (2015 – $1,894) (note 20). Upon the full redemption of the Series 1 Debentures that occurred during the year ended December 31, 2016, the unamortized deferred financing costs related to the redeemed Series 1 Debentures of $218 were expensed and included in amortization of deferred financing costs (note 20). In the prior year, the Company completed a partial redemption of the Series 1 Debentures and a portion of the unamortized deferred financing costs related to the redeemed Series 1 Debentures of $819 were expensed and included in amortization of deferred financing costs (note 20).
b) Credit Facility

	December 31, 2016	December 31, 2015
Term Loan	$28,572	$28,572
Revolver	11,000	—
Total Credit Facility	39,572	28,572
Less: current portion	(8,246)	(5,962)
	$31,326	$22,610

On July 8, 2015, the Company entered into the Sixth Amended and Restated Credit Agreement ("the Credit Facility") with the existing banking syndicate. The Credit Facility matures on September 30, 2018. The Credit Facility allows borrowing of up to $100.0 million, contingent upon the value of the borrowing base. The Credit Facility is composed of a $70.0 million Revolver and a $30.0 million Term Loan. The Credit Facility provides a borrowing base, which is determined by the value of account receivables, inventory, unbilled revenue and plant and equipment.
The Term Loan is to be repaid based on an 84 months amortization schedule and prepaid by an annual sweep of the lesser of 25% of consolidated excess cash flow as defined in the Credit Facility and $4.0 million at any time when the outstanding principal under the Term Loan is equal to or greater than $18.0 million. The 2015 annual sweep calculation identified the requirement for the Company to make a $1.7 million accelerated repayment on the Term Loan on April 29, 2016. There is an accelerated payment of $4.0 million required as a result of the 2016 annual sweep calculation which has been included in the current liability.
On April 4, 2016, the Company signed the First Amending Agreement to the Sixth Amended and Restated Credit Agreement. The amendment formalized consent previously received to redeem up to $10.0 million of the outstanding principal balance of the Series 1 Debentures on or before May 31, 2016 and increased the Company's capital lease limit, prescribed within the Credit Facility, from $75.0 million to $90.0 million. The Company redeemed the Series 1 Debentures on April 27, 2016.
On August 26, 2016, the Company entered into the Second Amending Agreement to the Sixth Amended and Restated Credit Agreement to allow for the redemption of $10.0 million of the outstanding principal balance of the 9.125% Series 1 Debentures on or before September 30, 2016 using a $6.0 million drawn from the Term Loan, equivalent to the previously repaid amount of the original $30.0 million Term Loan, complemented with borrowings from the Revolver. The Company redeemed the Series 1 Debentures on September 30, 2016. The amendment also temporarily adjusted the covenants under the terms of the Credit Facility. The Senior Leverage Ratio is to be maintained at less than 3.5:1 through June 30, 2017 and thereafter reduced to a ratio of less than 3.0:1, while the Fixed Charge Cover Ratio is to be maintained at a ratio greater than 1.0:1 except for the quarter ending March 31, 2017 where a ratio greater than 0.9:1 will be permitted. As at December 31, 2016, the Company was in compliance with the covenants.
As at December 31, 2016, the Revolver had $0.8 million in issued letters of credit and an unpaid balance of $11.0 million and the Term Loan had an unpaid balance of $28.6 million. The December 31, 2016 borrowing base allowed for a maximum draw of $92.1 million. At December 31, 2016, the Company’s unused borrowing availability under the Revolver was $58.2 million, which is limited by the borrowing base to $51.7 million.
As at December 31, 2015, there was $2.4 million in letters of credit issued under the Revolver and a $28.6 million unpaid balance for the Term Loan. The December 31, 2015 borrowing base allowed for a maximum draw of $83.8 million. At December 31, 2015, the Company’s unused borrowing availability against the Revolver was $67.6 million, which is limited by the borrowing base to $52.8 million.
The Credit Facility bears interest at Canadian prime rate, U.S. Dollar Base Rate, Canadian bankers’ acceptance rate or London interbank offered rate (LIBOR) (all such terms as used or defined in the Credit Facility), plus applicable margins. In each case, the applicable pricing margin depends on the Company’s Total Debt to trailing
12-month Consolidated EBITDA ratio as defined in the Credit Facility. The Credit Facility is secured by a first priority lien on all of the Company’s existing and after-acquired property.
c) Series 1 Debentures
On April 7, 2010, the Company issued $225.0 million of 9.125% Series 1 Debentures (the “Series 1 Debentures”). The Series 1 Debentures were to mature on April 7, 2017. The Series 1 Debentures bore interest at 9.125% per annum, payable in equal instalments semi-annually in arrears on April 7 and October 7 in each year.
On April 27, 2016, the Company redeemed approximately $9.9 million of the Series 1 Debentures. Holders of record at the close of business on April 22, 2016 had their Series 1 Debentures redeemed on a pro rata basis for 100% of the principal amount, plus accrued and unpaid interest.
On September 30, 2016, the Company redeemed the remaining $10.0 million of the Series 1 Debentures. Holders of record at the close of business on September 26, 2016 had their Series 1 Debentures redeemed for 100% of the principal amount, plus accrued and unpaid interest. This transaction brings the outstanding Series 1 Debentures balance to $nil. During the year ended December 31, 2015, the Company redeemed $38.8 million of the Series 1 Debentures, plus accrued and unpaid interest and recorded a loss on debt extinguishment of $0.6 million.